Document and Entity Information	Aug. 10, 2023
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 10, 2023
Entity File Number	001-40236
Entity Registrant Name	Edgewise Therapeutics, Inc.
Entity Central Index Key	0001710072
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-1725586
Entity Address, Address Line One	1715 38th St.
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80301
City Area Code	720
Local Phone Number	262-7002
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	EWTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	3415 Colorado Ave.
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80303